Interests in Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Unconsolidated Structured Entities and Nature of Risks

Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
	Real Estate Finance		PEF &Investment Fund		Asset-backed Securitization		Total
Total assets of Unconsolidated Structured Entities	￦	1,075,471	￦	3,759,246	￦	2,841,886	￦	7,676,603
Assets recognized in statement of financial position
Other financial assets	￦	21,932	￦	60,782	￦	—	￦	82,714
Joint ventures and Associates		10,086		165,638		—		175,724

Total	￦	32,018	￦	226,420	￦	—	￦	258,438

Maximum loss exposure1
Investment Assets	￦	32,018	￦	226,420	￦	—	￦	258,438

Total	￦	32,018	￦	226,420	￦	—	￦	258,438

1	Maximum exposure to loss includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.

(In millions of Korean won)	2017
	Real Estate Finance		PEF &Investment Fund		Asset-backed Securitization		Total
Total assets of Unconsolidated Structured Entities	￦	1,426,620	￦	3,779,377	￦	2,619,445	￦	7,825,442
Assets recognized in statement of financial position
Other financial assets	￦	21,800	￦	52,666		—	￦	74,466
Joint ventures and Associates		10,168		164,030		—		174,198

Total	￦	31,968	￦	216,696	￦	—	￦	248,664

Maximum loss exposure1
Investment Assets	￦	31,968	￦	216,696		—	￦	248,664

Total	￦	31,968	￦	216,696	￦	—	￦	248,664

1	Maximum exposure to loss includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.